Warrants Liabilities (Details) - $ / shares					12 Months Ended
	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022	Aug. 11, 2020	Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2023
Warrants Liabilities [Line Items]
Warrants exercisable						575,000
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Public warrants expire					5 years
Shares issued	75,000	100,000	400,000				143,500
SPAC [Member]
Warrants Liabilities [Line Items]
Warrants exercisable					11,295,000
Price per share (in Dollars per share)					$ 11.5
Public warrants					10,000,000
Class A Ordinary Shares [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)					$ 11.5
Shares issued						236,687
Public Warrants [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)					$ 11.5
Shares issued					1
Warrants [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)	$ 11.5
Shares issued	24,393	58,448	153,846		25,768,967
Representative Warrants [Member]
Warrants Liabilities [Line Items]
Warrants exercisable				500,000
Price per share (in Dollars per share)				$ 12